    As filed with the Securities and Exchange Commission on December 7, 2001


                                        Securities Act registration no. 33-19228
                                        Investment Company Act file no. 811-5443

--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

--------------------------------------------------------------------------------

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                     POST-EFFECTIVE AMENDMENT NO. 26     [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                            AMENDMENT NO. 29   [X]

--------------------------------------------------------------------------------

                            CALAMOS INVESTMENT TRUST
                                  (Registrant)

                           1111 East Warrenville Road
                         Naperville, Illinois 60563-1493

                        Telephone number: (630) 245-7200

--------------------------------------------------------------------------------


James S. Hamman, Jr., Secretary              Cameron S. Avery
Calamos Asset Management, Inc.               Bell, Boyd & Lloyd LLC
1111 East Warrenville Road                   70 West Madison Street, Suite 3300
Naperville, Illinois  60563-1493             Chicago, Illinois  60602-4207
                              (Agents for service)

--------------------------------------------------------------------------------

It is proposed that this filing will become effective:

               immediately upon filing pursuant to paragraph (b) of rule 485
     ------
               on _____________ pursuant to paragraph (b) of rule 485
     ------
               60 days after filing pursuant to paragraph (a)(1) of rule 485
     ------
               on _____________ pursuant to paragraph (a)(1) of rule 485
     ------
        X      75 days after filing pursuant to paragraph (a)(2) of rule 485
     ------
               on _____________ pursuant to paragraph (a)(2) of rule 485
     ------
               on _____________ pursuant to paragraph (a)(3) of rule 485
     ------

--------------------------------------------------------------------------------

                                EXPLANATORY NOTE

This Post-effective Amendment No. 26 and Amendment No. 29 to the Registrant's Registration Statement on Form N-1A amends Part A, by adding a supplement to the prospectus previously filed on November 13, 2001, and amends Part C to the Registration Statement and files exhibits. Neither the prospectus in Part A or the statement of additional information in Part B included in Post-effective Amendment No. 25 and Amendment No. 28 is affected hereby.

--------------------------------------------------------------------------------

                       SUPPLEMENT DATED ________, 2001 TO
                         PROSPECTUS DATED ________, 2001


                           CALAMOS(R) FAMILY OF FUNDS


                              INSTITUTIONAL SHARES

                     MINIMUM INITIAL INVESTMENT: $5 MILLION

                          ___________________________


This supplement together with the prospectus offers Class I shares ("Institutional Shares") of each of Convertible Fund, Convertible Growth and Income Fund, Market Neutral Fund, Growth Fund, Global Convertible Fund, High Yield Fund, Convertible Technology Fund and Calamos Mid Cap Value Fund. Each of those Funds also currently offers three other classes of shares, Class A, Class B and Class C, that have substantially lower minimum investment requirements but bear certain expenses not borne by the Institutional Shares.

Institutional Shares of each Fund are offered without any sales charge and are not subject to any 12b-1 charges. As a result of the relatively lower expenses for Institutional Shares, the level of income dividends per share (as a percentage of net asset value) and, therefore, the overall investment return, will typically be higher for Institutional Shares than for Class A, Class B or Class C shares.

All classes of shares of a Fund represent interests in the same portfolio of investments of the Fund. The minimum initial investment required to purchase Institutional Shares is $5 million. However, Class I shares are available for purchase without a minimum initial investment by tax-qualified employee benefit plans sponsored by Calamos Asset Management, Inc. or Calamos Financial Services, Inc. for their employees. In addition, a Fund may waive the minimum initial investment. Shares are redeemable at net asset value, which may be more or less than original cost.

The following information supplements the indicated sections of the prospectus.


PAST PERFORMANCE

The charts and tables in the accompanying prospectus provide some indication of the risks of investing in the Funds by showing changes in the Funds' performance from calendar year to calendar year and how the Funds' average annual total returns compare with those of a broad measure of market performance. Of course, past performance does not predict how a Fund will perform in the future. Additional financial information for those Funds which currently have Class I shares outstanding is set forth below, except that performance information has not been presented for the Market Neutral Fund, High Yield Fund and Mid Cap Value Fund since the Class I shares have not been in existence in those Funds for a full calendar year. Please see the prospectus for bar charts that depict calendar year performance for each Fund.

Average Annual Total Returns - Class I shares

For periods ended
December 31, 2000                 One Year                Since Class Inception*
-----------------                 --------                ----------------------
Calamos Convertible Fund              7.46%                         17.27%
Value Line Convertible Index/\      -10.30%                           ---

----------
*  Inception date for Class I shares is 6/25/97.
/\ The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the U.S. convertible securities market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.

For periods ended
December 31, 2000                                    One Year          Since Class Inception*
-----------------                                    --------          ----------------------
Calamos Convertible Growth and Income Fund                7.23%             22.99%
Value Line Convertible Index/\                          -10.30%               ---

----------
* Inception date for Class I shares is 9/18/97.
/\The Value Line Convertible Index is an unmanaged index of convertible bonds and preferred stocks and is generally considered representative of the convertible securities market. The index includes 585 convertible bonds and preferred stocks. Selection is based on issue size and trading statistics. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.



For periods ended
December 31, 2000                        One Year          Since Class Inception*
-----------------                        --------          ----------------------
Calamos Growth Fund                         29.95%             35.32%
Standard & Poor's 500 Index/\               -9.19%               ---

----------
* Inception date for Class I shares is 9/18/97.
/\The S&P 500 Index is an unmanaged index generally considered representative of the U.S. stock market. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.



For periods ended
December 31, 2000                                    One Year          Since Class Inception*
-----------------                                    --------          ----------------------
Calamos Global Convertible Fund                        -5.60%                   14.59%
Morgan Stanley Capital Intentional World Index/\       -5.86%                     ---

----------
* Inception date for Class I shares is 9/18/97.
/\The Morgan Stanley Capital International World Index is an unmanaged equity index that is an arithmetic, market value-weighted average of the performance of over 1,460 securities listed on stock exchanges around the world. Index returns assume reinvestment of dividends and, unlike Fund returns, do not reflect any fees, expenses or sales charges.


EXPENSES

The following tables describe the fees and expenses that you may pay if you buy and hold Class I shares of the Funds.


         SHAREHOLDER FEES                         CONVERTIBLE  MARKET                  GLOBAL                CONVERTIBLE    MID CAP
  (FEES PAID DIRECTLY FROM YOUR       CONVERTIBLE  GROWTH AND  NEUTRAL   GROWTH     CONVERTIBLE  HIGH YIELD  TECHNOLOGY      VALUE
           INVESTMENT)                  FUND      INCOME FUND   FUND      FUND          FUND        FUND         FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Maximum sales charge (load) on           None         None      None        None        None        None        None        None
purchases (as a percentage of
offering price)......................

Maximum sales charge (load) on           None         None      None        None        None        None        None        None
reinvested dividends/distributions...

Maximum deferred sales charge            None         None      None        None        None        None        None        None
(load) (as a percentage of
redemption proceeds..................

Redemption fee (a)...................    None         None      None        None        None        None        None        None

Exchange fee.........................    None         None      None        None        None        None        None        None


  ANNUAL FUND OPERATING EXPENSES               CONVERTIBLE    MARKET                   GLOBAL                CONVERTIBLE   MID CAP
   (EXPENSES DEDUCTED FROM FUND    CONVERTIBLE  GROWTH AND    NEUTRAL   GROWTH      CONVERTIBLE     HIGH     TECHNOLOGY     VALUE
             ASSETS)                  FUND     INCOME FUND     FUND      FUND           FUND     YIELD FUND     FUND        FUND
------------------------------------------------------------------------------------------------------------------------------------
Management Fees...................    .75%         .75%        .75%        1.00%       1.00%        .75%        1.00%

Distribution (12b-1) Fees.........    None         None        None        None         None        None        None

Other Expenses....................    .20%         .38%        .52%        .22% (d)    1.60%       11.35%(c)   10.50%(c)

Total Annual Operating Expenses
(b)...............................    .95%        1.13%       1.27%       1.22%        2.60%       12.10%      11.50%

Fee Waiver and/or Expense
Reimbursement.....................     ---         ---          ---         ---        1.10%       10.60%      10.00%

Net Expenses......................    .95%        1.13%       1.27%       1.22%        1.50%        1.50%       1.50%

----------
(a) A service charge of $15 is deducted from proceeds of redemptions paid by wire.

(b) Calamos Asset Management, Inc. (CAM) has voluntarily undertaken to limit the annual ordinary operating expenses of Institutional Shares of each Fund, as a percentage of the average net assets of the class, to 1.50%. Pursuant to a written agreement, the fee waiver and/or reimbursement is binding on CAM through August 31, 2002.

(c) "Other Expenses" are based on estimated amounts for the current fiscal year for the High Yield Fund and Convertible Technology Fund since no Class I shares were issued as of each Fund's fiscal year end.

(d) Excludes costs (or expenses) associated with additional distributions which were reimbursed by the adviser equivalent to .64% of average net assets.


EXAMPLES: These examples are intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds.

These examples show an investment made and held for one year, three years, five years and ten years, except for High Yield Fund, Convertible Technology Fund and Mid Cap Value Fund, which show one year and three years only. In each case, we assume that you invest $10,000 in the Fund for the time periods indicated, and then redeem all of your shares at the end of those periods. These examples also assume that your investment has a 5% return each year and that the Fund's operating expenses remain the same, except for waivers in the first year. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

                                                    One              Three            Five               Ten
                                                   Year              Years            Years             Years
                                                   ----              -----            -----             -----
      Convertible Fund                            $  97            $   303           $   525            $1,166
      Convertible Growth and Income Fund           $115            $   359           $   622            $1,375
      Market Neutral Fund                          $129            $   403           $   697            $1,534
      Growth Fund                                  $124            $   387           $   670            $1,477
      Global Convertible Fund                      $153            $   704           $ 1,282            $2,853
      High Yield Fund                              $153            $ 2,483             ---                ---
      Convertible Technology Fund                  $153            $ 2,381             ---                ---
      Mid Cap Value Fund                           $153            $ _____             ---                ---

FINANCIAL HIGHLIGHTS

The tables below are intended to help you understand the Funds' financial performance for the period shown below. Certain information reflects financial results for a single Fund share. The total return figures show what an investor in a Fund would have earned (or lost) if all distributions had been reinvested. This information has been audited by Ernst & Young LLP whose report, along with the Funds' financial statements, are included in the Funds' annual report, which is available upon request. No financial information is presented for Institutional Shares of the High Yield Fund and Convertible Technology Fund since no Institutional Shares had been issued as of each Fund's fiscal year end and no financial information is presented for Institutional Shares of Mid Cap Value Fund because it had not commenced operations as of the date of this supplement.


CONVERTIBLE FUND

                                                         Year Ended        Year Ended        Year Ended      6/25/97 -
                                                          3/31/01            3/31/00           3/31/99       3/31/98
                                                          -------            -------           -------        -------
Net asset value, beginning of period                      $ 22.82            $17.21            $17.47         $15.88

Income from investment operations:
   Net investment income                                      .59               .55               .50            .37
   Net realized and unrealized gain (loss) on investments   (1.12)             5.98               .09           2.49
                                                           ------              ----               ---           ----
     Total from investment operations                        (.53)             6.53               .59           2.86

Capital contribution from Advisor                             .00**             ---               ---            ---
Less distributions:
   Dividends from net investment income                      (.67)             (.55)             (.47)          (.54)
   Dividends from net realized gains                        (3.18)             (.37)             (.38)          (.63)
   Distributions paid from capital                            ---               ---               ---           (.10)
   Distributions from capital contribution                   (.00)**            ---               ---           ----
                                                          -------              ----               ---           ----
     Total distributions                                    (3.85)             (.92)             (.85)         (1.27)

Net assets value, end of period                           $ 18.44            $22.82            $17.21        $ 17.47

Total return (a) (b)                                         (3.1%)            38.8%              3.7%          18.8%

Ratios and supplemental data:
   Net assets, end of period (000)                        $30,069           $37,827           $34,725        $35,951
   Ratio of expenses to average net assets                     .9%               .9%               .9%            .9%*
   Ratio of net investment income to average net assets       2.8%              2.8%              3.1%           2.9%*



                                                                             Year Ended March 31,
                                                                             --------------------
                                                            2001             2000               1999            1998
                                                            ----             ----               ----            ----
Portfolio turnover rate                                     92.6%            90.9%              78.2%           76.0%

----------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -3.1% (unchanged) for Class I shares.
*    Annualized
**   Amounts are less than $.01 per share.

CONVERTIBLE GROWTH AND INCOME FUND

                                                            Year Ended    Year Ended      Year Ended         9/18/97 -
                                                             3/31/01       3/31/00          3/31/99          3/31/98
                                                             -------       -------          -------          -------
Net asset value, beginning of period                          $28.44        $18.30           $18.61          $17.96

Income from investment operations:
   Net investment income                                         .73           .51              .54             .22
   Net realized and unrealized gain (loss) on investments      (2.32)        10.38              .75            2.14
                                                              ------         -----              ---            ----
     Total from investment operations                          (1.59)        10.89             1.29            2.36

Capital Contribution from Advisor                                .00**         ---              ---             ---
Less distributions:
   Dividends from net investment income                         (.76)         (.47)            (.43)           (.38)
   Dividends from net realized gains                           (3.22)         (.28)           (1.17)          (1.33)
   Distributions from capital contributions                     (.00)**        ---              ---             ---
                                                              -------          ---              ---             ---
     Total distributions                                       (3.98)         (.75)           (1.60)          (1.71)

Net assets value, end of period                               $22.87        $28.44           $18.30         $ 18.61

Total return (a) (b)                                            (6.6%)        60.5%             7.5%           14.4%

Ratios and supplemental data:
   Net assets, end of period (000)                            $2,719        $3,171           $1,976          $1,838
   Ratio of expenses to average net assets                       1.1%          1.2%             1.3%            1.5%*
   Ratio of net investment income to average net assets          2.8%          2.3%             2.9%            2.4%*




                                                                            Year Ended March 31,
                                                                            --------------------
                                                                 2001         2000            1999           1998
                                                                 ----         ----            ----           ----
Portfolio turnover rate                                          81.6%        116.5%          87.5%          115.5%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -6.6% (unchanged) for Class I shares.
*    Annualized
**   Amounts are less than $.01 per share.

MARKET NEUTRAL FUND

                                                                    5/10/00 -
                                                                    3/31/01
                                                                    -------
Net asset value, beginning of period                                $ 12.97

Income from investment operations:
   Net investment income                                                .58
   Net realized and unrealized gain (loss) on investments               .58
                                                                        ---
     Total from investment operations                                  1.16

Less distributions:
   Dividends from net investment income                                (.59)
   Dividends from net realized gains                                   (.29)
                                                                      -----
     Total distributions                                               (.88)

Net assets value, end of period                                      $13.25

Total return (a)                                                        9.1%

Ratios and supplemental data:
   Net assets, end of period (000)                                  $20,665
   Ratio of expenses to average net assets                              1.3%*
   Ratio of net investment income to average net assets                 5.3%*



                                                                  Year Ended
                                                                  ----------
                                                                  March 31,
                                                                  ---------
                                                                    2001
                                                                    ----
Portfolio turnover rate                                             264.9%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.

     *Annualized

GROWTH FUND

                                                         Year Ended         Year Ended       Year Ended         9/18/97
                                                           3/31/01            3/31/00          3/31/99         - 3/31/98
                                                         -------            -------          -------           -------
Net asset value, beginning of period                       $48.73            $23.71           $20.12           $24.32

Income from investment operations:
   Net investment income                                     (.18)**           (.39)            (.21)            (.11)
   Net realized and unrealized gain (loss) on investments   (6.10)            28.54             3.80             1.07
                                                           ------             -----             ----             ----

     Total from investment operations                       (6.28)            28.15             3.59              .96

Capital contribution from Advisor                            1.04               ---              ---              ---
Less distributions:
   Dividends from net realized gains                        (3.62)            (3.13)             ---            (4.98)
   Dividends paid from capital                                ---               ---              ---             (.18)
   Distributions from capital contribution                  (1.04)              ---              ---              ---
                                                           ------               ---              ---              ---
     Total distributions                                    (4.66)            (3.13)             ---            (5.16)

Net asset value, end of period                             $38.83            $48.73           $23.71           $20.12

Total return (a) (c)                                        (11.6%)           123.9%            17.8%             6.4%

Ratios and supplemental data:
   Net assets, end of period (000)                         $7,053            $4,011           $1,792           $1,508
   Ratio of expenses to average net assets (b)(d)             1.2%              1.5%             1.5%             1.5%*
   Ratio of net investment income to average net assets       (.4%)           (1.2)%            (1.1)%           (1.1)%*





                                                                          Year Ended March 31,
                                                                          -------------------
                                                         2001             2000              1999            1998
                                                         ----             ----              ----            ----
Portfolio turnover rate                                  90.9%            175.3%            184.3%          206.1%

----------

(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of normal operating expenses by the Advisor equivalent to 0.0%, 0.4%, 0.3%, and 0.3%* of the average net assets, respectively for Class I shares.
(c) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -13.9% for Class I shares.
(d) After the reimbursement of expenses associated with additional distribution in 2001 equivalent to .64% of average net assets for Class I shares.
*    Annualized
** Net investment income (loss) allocated based on average shares outstanding method.

GLOBAL CONVERTIBLE FUND

                                                         Year Ended         Year Ended         Year Ended        9/18/97 -
                                                           3/31/01           3/31/00             3/31/99         3/31/98
                                                           -------           -------             -------       ---------
Net asset value, beginning of period                       $9.24              $6.63              $6.56         $ 6.18

Income from investment operations:
   Net investment income                                     .19                .08                .03            .07
   Net realized and unrealized gain (loss) on investments  (1.13)              2.72                .31            .58
                                                          ------               ----                ---            ---

     Total from investment operations                       (.94)              2.80                .34            .65

Capital contribution from Advisor                            .01               ---                 ---            ---
Less distributions:
   Dividends from net investment income                     (.50)              (.05)              (.14)          (.17)
   Dividends from net realized gains                        (.71)              (.14)              (.13)          (.10)
   Distributions from capital contribution                  (.01)               ---                ---            ---
                                                            -----               ---                ---            ---
     Total distributions                                   (1.22)              (.19)              (.27)          (.27)

Net assets value, end of period                            $7.09              $9.24              $6.63         $ 6.56

Total return (a) (c)                                       (10.9%)             42.5%               5.6%          10.9%

Ratios and supplemental data:
   Net assets, end of period (000)                          $621               $689               $484          $ 458
   Ratio of expenses to average net assets (b)               1.5%               1.5%               1.5%           1.5%*
   Ratio of net investment income to average net assets(b)   2.0%               1.0%               1.8%           1.9%*



                                                                              Year Ended March 31,
                                                                              --------------------
                                                              2001          2000              1999            1998
                                                              ----          ----              ----            ----
Portfolio turnover rate                                      111.4%         84.6%            106.3%           64.8%

----------
(a) Total return is not annualized for periods that are less than a full year and does not reflect the effect of sales charge.
(b) After the reimbursement and waiver of normal operating expenses by the Advisor equivalent to 1.1%, 0.9%, 0.9%, and 1.2%* of the average net assets, respectively for Class I shares.
(c) In 2001, the Fund's total return includes the effects of an overpayment of dividends and/or capital gains distributions to shareholders (and a corresponding capital contribution by CAM). Excluding this item, total return would have been -11.0% for Class I shares.
     *    Annualized

SPECIAL FEATURES OF INSTITUTIONAL SHARES

OFFERING PRICE

Institutional Shares of each Fund are sold without any sales charge. When placing an order, you must specify that your order is for Institutional Shares.

PURCHASES BY EXCHANGE

No sales charge is imposed on purchases of Institutional Shares by exchange of Institutional Shares from another Calamos Fund or by exchange of Cash Account Shares, provided the aggregate value of your Institutional Shares of all Funds is at least $5 million; unless the $5 million minimum does not apply, as discussed above. Exchanges are subject to the limitations set forth in the prospectus under "Transaction Information."

REDEMPTION OF SHARES

Each Fund reserves the right upon 30 days' written notice to involuntarily redeem, at net asset value, the shares of any shareholder whose Institutional Class Shares of all Funds have an aggregate value of less than $5 million, unless the reduction in value to less than $5 million was the result of market fluctuation. For further information on the redemption of shares, please refer to the information in the prospectus under "How Can I Sell Shares?"

                            PART C. OTHER INFORMATION

ITEM 23. EXHIBITS.

(a) Second Amended and Restated Agreement and Declaration of Trust, dated October 3, 2001 (incorporated herein by reference to Exhibit (a) to Post-effective Amendment No. 25 to Registrant's Registration Statement on Form N-1A, filed on November 13, 2001).

(b) Bylaws (incorporated herein by reference to Exhibit 2 to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(c)      See Articles IV and V of Exhibit (a), above.

(d)(1) Management Agreement with Calamos Asset Management, Inc., dated August 1, 2000 (incorporated herein by reference to Exhibit (d) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(d)(2) Notification to Calamos Asset Management, Inc. Regarding Establishment of Calamos Mid Cap Value Fund.*

(e)(1) Distribution Agreement with Calamos Financial Services, Inc., dated August 1, 2000 (incorporated herein by reference to Exhibit (e)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(e)(2) Selling Group Agreement, revised September 2000 (incorporated herein by reference to Exhibit (e)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31,
         2001).

(f)      None.

(g)(1) Custody Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(2) Foreign Custody Manager Agreement with Bank of New York, dated November 15, 2000 (incorporated herein by reference to Exhibit (g)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(g)(3)   Custody Agreement (for Calamos Market Neutral Fund) with
         Prudential-Bache Securities, Inc., dated April 20, 1990 (incorporated herein by reference to Exhibit 8 to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24,
         1997).

(h)(1) Fund Accounting Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 1, 2000 (incorporated herein by reference to Exhibit (h)(1) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(2) Transfer Agent Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(2) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A filed on July 31, 2001).

(h)(3) Internet Access Agreement with Firstar Mutual Fund Services, LLC, dated September 11, 2000 (incorporated herein by reference to Exhibit (h)(3) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(4) Administration Servicing Agreement with Firstar Mutual Fund Services, LLC, dated September 21, 2000 (incorporated herein by reference to Exhibit (h)(4) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(h)(5) Use of Name Agreement, dated August 23, 1990 (incorporated herein by reference to Exhibit 9.5 to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24,
         1997).

(i)(1)   Opinion of Bell, Boyd & Lloyd LLC, dated _______ ___, 2001.*

(i)(2)   Opinion of Goodwin Procter LLP, dated _______ ___, 2001.*

(j)      Consent of independent auditors.

(k)      None.

(l)(1)   Initial Capital Agreement - Calamos Convertible Fund.**

(l)(2) Subscription Agreement - Calamos Global Convertible Fund, dated June 11, 1996 (incorporated herein by reference to Exhibit 13.5 to Post-Effective Amendment No. 14 to Registrant's Registration Statement on Form N-1A, filed June 24, 1996).

(l)(3) Subscription Agreement - Calamos Convertible Growth and Income Fund, dated July 5, 1988 (incorporated herein by reference to Exhibit (13.1) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(4) Subscription Agreement - Calamos Market Neutral Fund and Calamos Growth Fund (incorporated herein by reference to Exhibit (13.3) to Post-Effective Amendment No. 18 to Registrant's Registration Statement on Form N-1A, filed on June 24, 1997).

(l)(5) Subscription Agreement - Calamos High Yield Fund, dated July 27, 1999 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 21 to Registrant's Registration Statement on Form N-1A, filed on July 30, 2000).

(l)(6) Subscription Agreement - Calamos Convertible Technology Fund, dated July 31, 2000 (incorporated herein by reference to Exhibit (l) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(l)(7) Subscription Agreement - Calamos Mid-Cap Value Fund, dated _________ ___, 2001.*

(m) Amended and Restated Distribution Plan, dated August 1, 2000 (incorporated herein by reference to Exhibit (m) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(n) Rule 18f-3 Plan, dated August 1, 2000 (incorporated herein by reference to Exhibit (n) to Post-Effective Amendment No. 24 to Registrant's Registration Statement on Form N-1A, filed on July 31, 2001).

(o)      [Item Omitted].

(p) Code of Ethics of Registrant and its investment adviser and distributor, dated March 16, 2000 (incorporated herein by reference to Exhibit (p) to Post-Effective Amendment No. 22 to Registrant's Registration Statement on Form N-1A, filed on June 1, 2000).

(q)      Powers of Attorney.
-----------------------------

*        To be filed by amendment.

** No subscription agreement has been filed with respect to Calamos Convertible Fund because such series was operational prior to the effective date of the Registrant's initial Registration Statement on Form N-1A.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT.

         The information in the prospectus, under the captions "Who Manages the Funds?" and in the Statement of Additional Information under the caption "Management" and "Certain Shareholders", is incorporated herein by reference.

ITEM 25. INDEMNIFICATION.

         Article VI of the Second Amended Agreement and Declaration of Trust of Registrant (Exhibit (a) to this registration statement, which is incorporated herein by reference) provides that the Trust shall indemnify (from the assets of the Sub-Trust or Sub-Trusts in question) each of its Trustees and officers (including persons who serve at the Trust's request as directors, officers or trustees of another organization in which the Trust has any interest as a shareholder, creditor or otherwise [hereinafter referred to as a "Covered Person"]) against all liabilities, including but not limited to amounts paid in satisfaction of judgments, in compromise or as fines and penalties, and expenses, including reasonable accountants' and counsel fees, incurred by any Covered Person in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, before any court or administrative or legislative body, in which such Covered Person may be or may have been involved as a party or otherwise or with which such person may be or may have been threatened, while in office or thereafter, by reason of being or having been such a Trustee or officer, director or trustee, except with respect to any matter as to which it has been determined, in one of the manners described below, that such Covered Person (i) did not act in good faith in the reasonable belief that such Covered Person's action was in or not opposed to the best interests of the Trust or (ii) had acted with willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office (either and both of the conduct described in (i) and (ii) being referred to hereafter as "Disabling Conduct").

         A determination that the Covered Person is entitled to indemnification despite allegations of Disabling Conduct may be made by (i) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified was not liable by reason of Disabling Conduct, (ii) dismissal of a court action or an administrative proceeding against a Covered Person for insufficiency of evidence of Disabling Conduct, or (iii) a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of Disabling Conduct by (a) a vote of a majority of a quorum of Trustees who are neither "interested persons" of the Trust as defined in section 2(a)(19) of the 1940 Act nor parties to the proceeding, or (b) an independent legal counsel in a written opinion.

         Expenses, including accountants' and counsel fees so incurred by any such Covered Person (but excluding amounts paid in satisfaction of judgments, in compromise or as fines or penalties), may be paid from time to time in advance of the final disposition of any such action, suit or proceeding, provided that the Covered Person shall have undertaken to repay the amounts so paid to the Sub-Trust in question if it is ultimately determined that indemnification of such expenses is not authorized under this Article VI and (i) the Covered Person shall have provided security for such undertaking, (ii) the Trust shall be insured against losses arising by reason or any lawful advances, or (iii) a majority of a quorum of the disinterested Trustees who are not a party to the proceeding, or an independent legal counsel in a written opinion, shall have determined, based on a review of readily available facts (as opposed to a full trial-type inquiry), that there is reason to believe that the Covered Party ultimately will be found to be entitled to indemnification.

         Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer, or controlling person of the Registrant in the successful defense of any action, suit, or proceeding) is asserted by such trustee, officer, or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTION OF THE INVESTMENT ADVISOR.

         The information in the Statement of Additional Information under the caption "Management - Trustees and Officers" is incorporated by reference.

ITEM 27. PRINCIPAL UNDERWRITERS.

(a) Calamos Financial Services, Inc. ("CFS") serves as principal underwriter for the Calamos Investment Trust and the Calamos Advisors Trust.

(b) Information on the officers and directors of CFS is set forth below. The principal business address is 1111 East Warrenville Road, Naperville, Illinois 60563.

                     (1)                           (2)                           (3)
         NAME AND PRINCIPAL BUSINESS      POSITIONS AND OFFICES         POSITIONS AND OFFICES
                   ADDRESS                   WITH UNDERWRITER              WITH REGISTRANT
                 (SEE ABOVE)

         John P. Calamos                Director, President                 President
         Nick P. Calamos                Senior Vice President and           Vice President
                                        Managing Director
         Patrick H. Dudasik             Senior Vice President, Chief        Vice President
                                        Financial Officer and
                                        Administrative Officer, and
                                        Treasurer

                     (1)                           (2)                           (3)
         NAME AND PRINCIPAL BUSINESS      POSITIONS AND OFFICES         POSITIONS AND OFFICES
                   ADDRESS                   WITH UNDERWRITER              WITH REGISTRANT
                 (SEE ABOVE)

         Maryann Bianchini              Senior Vice President               None
         James S. Hamman Jr.            Senior Vice President, General      Secretary
                                        Counsel and Secretary
         James Greenawalt               Senior Vice President               None
         Rhowena Blank                  Vice President                      Treasurer
         John P. Calamos Jr.            Vice President                      None


(c) There are no commissions or other compensation received from the Registrant directly or indirectly, by any principal underwriter who is not an affiliated person of the Registrant or an affiliated person of an affiliated person.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

         All such accounts, books, and other documents are maintained at the offices of the Registrant, at the offices of the Registrant's investment manager, Calamos Asset Management, Inc., and Calamos Financial Services, Inc., the Registrant's principal underwriter, 1111 East Warrenville Road, Naperville, Illinois 60563, at the offices of the custodians, Bank of New York, 90 Washington Street, New York, NY 10286, and Prudential Securities, One New York Plaza, New York, NY 10292, or at the offices of the transfer agent, Firstar Mutual Fund Services, LLC, 615 E. Michigan Street, Milwaukee, WI 53202.

ITEM 29. MANAGEMENT SERVICES.

         None.

ITEM 30. UNDERTAKINGS.

         None.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to be signed on its behalf by the undersigned, duly authorized, in the City of Naperville, and State of Illinois on the 7th day of December, 2001.

                                               CALAMOS INVESTMENT TRUST


                                               By   /s/  John P. Calamos
                                                    --------------------
                                                    John P. Calamos
                                                    President

         Pursuant to the requirements of the Securities Act of 1933, this post-effective amendment to the registration statement has been signed below by the following persons in the capacities and on the date indicated.


              Name                         Title                                     Date
              ----                         -----                                     ----
/s/  John P. Calamos                       Trustee and President          )
------------------------------             (principal executive officer)  )
John P. Calamos
                                                                          )
                                                                          )
/s/  Nick P. Calamos                       Trustee                        )
------------------------------
Nick P. Calamos                                                           )
                                                                          )
                                                                          )
/s/  Richard J. Dowen*                     Trustee                        )    December 7, 2001
------------------------------
Richard J. Dowen                                                          )


/s/ Joe F. Hanauer                         Trustee                        )
------------------------------                                            )
Joe F. Hanauer
                                                                          )
                                                                          )
/s/  William Kaun*                         Trustee                        )
------------------------------
William Kaun                                                              )


/s/ John E. Neal                           Trustee                        )
------------------------------                                            )
John E. Neal
                                                                          )
                                                                          )
/s/  Rhowena Blank                         Treasurer                      )
------------------------------             (principal financial and       )
Rhowena Blank                              accounting officer)            )


* James S. Hamman Jr. signs this document pursuant to powers of attorney filed herewith.


                                              By   /s/  James S. Hamman Jr.
                                                   ------------------------
                                                   James S. Hamman Jr.


                     [Signature Page to Part C of Form N-1A]

                                  EXHIBIT INDEX

(j)      Consent of independent auditors.

(q)      Powers of attorney.